Segment Information - Components of Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Total revenues	$ 1,318,271	$ 553,098	$ 133,988
Live Video Service [Member]
Revenue from External Customer [Line Items]
Total revenues	1,102,592	376,925	1,231
Value-added Services [Member]
Revenue from External Customer [Line Items]
Total revenues	103,139	67,603	58,462
Mobile Marketing [Member]
Revenue from External Customer [Line Items]
Total revenues	76,178	66,339	38,885
Mobile Games [Member]
Revenue from External Customer [Line Items]
Total revenues	35,619	35,453	31,082
Other Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 743	$ 6,778	$ 4,328